SETTLEMENT OF ACCOUNTS PAYABLE	12 Months Ended
Nov. 30, 2012
SETTLEMENT OF ACCOUNTS PAYABLE [Text Block]
15.	SETTLEMENT OF ACCOUNTS PAYABLE

On November 30, 2009, the Company entered into a Memorandum of Understanding (“MOU”) with its former research and development services contractor Elad Engineering Ltd. (“Elad’) to settle their liability. On March 13, 2012, the Company entered into a definitive agreement with Elad to settle the accounts payable. Elad had previously performed services for the development of a less-than-lethal-electric-projectile and blunt impact projectile. At the date of the settlement agreement, the Company owed Elad $315,143.The Company and Elad agreed to irrevocably waive and release each other from any claim, demand or action in connection with services provided, upon payment of $100,000 by the Company to Elad no later than March 20, 2012. In addition, all of the issued and outstanding stock options for common shares in the Company’s capital stock previously issued to the principals of Elad are to be exchanged into warrants on terms identical to the terms of the existing stock options (see note 7). The $100,000 payment was made on March 20, 2012.

The Company recorded the reduction of the payable in the amount of $215,143 as recovery of research and development product development cost. This was measured as the difference between the amount payable to Elad and the settlement amount.